Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties:

	December 31,	June 30,
	2014	2015
Balance Sheet

Due from a related party, current (accrued interest) - Dryships Inc.	-	78,306
Due from a related party, current - Cardiff Drilling Inc.	-	1
Due from related party, current - Total	-	78,307

Due from a related party, non-current - Dryships Inc.	117,219	-
Due from related party, non-current - Total	117,219	-

Due to related parties - Cardiff Drilling Inc.	4,287	-
Due to related parties - Azara Services S.A.	4,000	-
Due to related parties - Basset Holding Inc.	3,000	-
Due to related parties - Total	11,287	-

Advances for drillships under construction and related costs - Cardiff Drilling Inc.	$1,546	$314
Drilling rigs, drillships, machinery and equipment, net - Cardiff Drilling Inc.	$2,885	$2,961

	Six-month period ended June 30,
Statement of Operations	2014	2015
Service revenue, net - Cardiff Drilling Inc.	$(7,729)	$(8,439)
General and administrative expenses:
-Vivid Finance Limited	5,706	1,350
-Azara Services S.A.	1,250	1,250
-Basset Holding Inc.	616	249
-Amortization of CEO's stock based compensation	653	1,598
Interest income - Dryships Inc.	$-	$5,252

Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling")  a company controlled by the Chairman, President and Chief Executive Officer of the Company and Dryships, Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, the Company will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable.
Vivid Finance Limited: Under the consultancy agreement effective from January 1, 2013, between Ocean Rig Management and Vivid Finance Limited ("Vivid"), a company controlled by Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for Ocean Rig and its subsidiaries, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.
On July 29, 2015, the Company amended its agreement with Vivid to expand the scope of the services provided under the agreement to the Company and its subsidiaries or affiliates, to cover certain management and investment services.  In exchange for its services in respect of the Company, Vivid is entitled to a fee equal to 30% of any profits provided the profits are at least 10% of the invested amount.
Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between a wholly owned subsidiary of the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.0 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2015). Effective January 1, 2015, the annual remuneration was reduced to Euro 0.45 million ($0.50 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2015).
Basset is also the owner of 114,286 shares of the Company's common stock, as of June 30, 2015.
Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by Mr. Antony Kandylidis, is the owner of 1,570,226 shares of the Company's common stock, as of June 30, 2015.
Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between one of the Company's wholly owned subsidiaries and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company.  The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500.
In addition, on August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of $2,500 cash and 150,000 shares of the Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig's shares on the grant date of $17.56 per share.
On August 19, 2014, Company's Compensation Committee approved a bonus in the form of $2,500 cash and 150,000 shares of Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company, rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015, and 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $18.37 per share.

On December 30, 2014, Company's Compensation Committee approved a bonus in the form of $4,000 cash and 300,000 shares of Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer, during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $9.46 per share. The shares were issued during the first quarter of 2015.
DryShips Inc.
On November 18, 2014, the Company entered into a $120,000 unsecured facility with its former parent company, DryShips. The loan from the Company to DryShips bears interest at a LIBOR plus margin rate and is due in May 2016. The Company has the option to exchange this loan for its common shares owned by DryShips at a fixed price per share, provided the DryShips $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on DryShip's $200,000 Secured Bridge Credit facility. On June 4, 2015, the Company and DryShips signed an amendment under the $120,000 unsecured facility to, among other things, partially exchange $40,000 of the loan for 4,444,444 Company's shares owned by Dryships, amend the interest of the loan and pledged to the Company 20,555,556 shares of the Company's stock owned by Dryships. On July 30, 2015, the Company reached an agreement with DryShips to exchange the remaining outstanding balance of $80,000 owed to the Company under the $120,000 Exchangeable Promissory Note, for 17,777,778 shares of the Company owned by DryShips.
During the six-month period ended June 30, 2015, the Company earned interest income amounting to $5,252 from DryShips under this loan agreement.
During the six-month period ended June 30, 2015, the Company paid dividends of $50,281 out of which $29,755 were paid to DryShips.